Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
Operating Expenses
General and administrative	$ 208,647	$ 2,000	$ 57,197
Transfer agent and filing fees			16,564
Foreign exchange gain			2,818
Consulting fees			1,940,537
Professional fees			47,363	19,760
Total Operating Expenses	(208,647)	(2,000)	2,064,479	19,760
Loss from operations			(2,064,479)	(19,760)
Other Expense
Interest expense	(970)		(1,305)
Net Loss	$ (209,617)	$ (2,000)	$ (2,065,784)	$ (19,760)
Net Loss Per Common Share - Basic And Diluted	$ 0.00	$ 0.00	$ (0.02)	$ 0.00
Weighted Average Common Shares Outstanding - Basic And Diluted	107,500,000	107,500,000	107,500,000	107,500,000